Offerings - Offering: 1	Jul. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	7,910,474
Proposed Maximum Offering Price per Unit	3.0265
Maximum Aggregate Offering Price	$ 23,941,050.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,306.26
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional Class A common stock, par value $0.0001 per share (the “Class A Common Stock”) of FreeCast, Inc. (the “Company”) that may become issuable upon any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding Class A Common Stock.

All of the Class A Common Stock are to be offered for resale by the Selling Shareholders named in the prospectus contained in this Registration Statement on Form S-1. The Company will not receive any proceeds from the sale of its Class A Common Stock by the Selling Shareholders.

The amount registered consists of up to (i) 4,666,667 shares of Class A Common Stock; and (ii) 3,243,807 shares of Class A Common Stock issuable upon the exercise of Pre-Funded Warrants.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Class A Common Stock on July 14, 2026.